Owners' equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				6 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended																						9 Months Ended		12 Months Ended
	Dec. 31, 2011 item	Dec. 18, 2011 item	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 19, 2011 Common Stock	Dec. 31, 2011 Series A-1 Units	Dec. 18, 2011 Series A-1 Units	Dec. 31, 2011 Series A-2 Units	Dec. 18, 2011 Series A-2 Units	Dec. 31, 2011 BOE Preferred Units	Sep. 30, 2011 BOE Preferred Units	Dec. 31, 2011 Series B Units	Dec. 18, 2011 Series B Units	Dec. 31, 2011 Series B-1 Units	Dec. 18, 2011 Series B-1 Units	Dec. 18, 2011 Series B-2 Units	Dec. 18, 2011 Series C Units	Dec. 31, 2011 Series D Units	Dec. 18, 2011 Series D Units	Dec. 18, 2011 Series E Units	Dec. 31, 2011 Series F Units	Dec. 18, 2011 Series F Units	Dec. 31, 2011 Series G Units	Dec. 18, 2011 Series G Units	Dec. 31, 2011 BOE Incentive Units	Dec. 18, 2011 BOE Incentive Units	Dec. 18, 2011 Warburg Pincus IX Series A-1 Units	Sep. 30, 2011 Warburg Pincus IX BOE Preferred Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers	Dec. 31, 2010 Laredo LLC Management Team and Board of Managers	Dec. 31, 2009 Laredo LLC Management Team and Board of Managers	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers Series A-1 Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers Series A-2 Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers Series B Units	Dec. 31, 2010 Laredo LLC Management Team and Board of Managers Series B Units	Dec. 31, 2009 Laredo LLC Management Team and Board of Managers Series B Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers Series C Units	Dec. 31, 2010 Laredo LLC Management Team and Board of Managers Series C Units	Dec. 31, 2009 Laredo LLC Management Team and Board of Managers Series C Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers Series D Units	Dec. 31, 2010 Laredo LLC Management Team and Board of Managers Series D Units	Dec. 31, 2009 Laredo LLC Management Team and Board of Managers Series D Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers Series E Units	Dec. 31, 2010 Laredo LLC Management Team and Board of Managers Series E Units	Dec. 31, 2009 Laredo LLC Management Team and Board of Managers Series E Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers Series F Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers Series G Units	Dec. 18, 2011 Laredo LLC Management Team and Board of Managers BOE Incentive Units	Dec. 18, 2011 Warburg Pincus X Series A-2 Units	Dec. 18, 2011 Warburg Pincus X Partners Series A-2 Units	Sep. 30, 2011 WP IX Finance LP BOE Preferred Units	Sep. 30, 2011 Broad Oak Management Team BOE Preferred Units	Dec. 18, 2011 Laredo LLC	Dec. 18, 2011 Laredo LLC Warburg Pincus IX	Dec. 18, 2011 Laredo LLC Laredo LLC Management Team and Board of Managers	Dec. 18, 2011 Laredo LLC Warburg Pincus X	Dec. 18, 2011 Laredo LLC Warburg Pincus X Partners	Dec. 18, 2011 Laredo LLC WP IX Finance LP	Dec. 18, 2011 Laredo LLC Broad Oak Management Team
Stockholders' equity
Shares of common stock issued in exchange of units under corporate reorganization									32,469,452		21,011,572		50,598,522		2,029,425		300,269				666,857			303,673		66,333		53,897
Number of votes per share of common stock	1
Common stock par value per share (in dollars per share)	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Number of classes of preferred units	3	3
Number of units authorized										60,000,000		48,000,000		89,000,000
Total consideration for preferred stock										$ 300.0		$ 300.0		$ 670.1																$ 294.9	$ 611.2				$ 5.1	$ 2.3																$ 288.5	$ 9.2	$ 40.6	$ 18.4	$ 1,219.2	$ 906.0	$ 8.2	$ 238.4	$ 7.6	$ 40.6	$ 18.4
Cumulative return (as a percent)			7.00%
Restricted units authorized for issuance (in shares)																16,923,077				8,791,209		13,538,462	7,032,967		5,538,542		4,299,635		1,245,195
Number of unit series		2
Initial threshold value (in dollars per share)																		$ 0.00	$ 1.25	$ 10.00		$ 1.25	$ 13.75		$ 1.25		$ 1.25		$ 0.00
Activity relating to the Restricted Units by series prior to the Corporate Reorganization
Balance (in shares)						127,617,000																										31,432,000	26,959,000	16,537,000			7,998,000	8,698,000	8,757,000	7,260,000	7,680,000	7,780,000	9,612,000	4,595,000		6,562,000	5,986,000
Issuance of restricted units (in shares)						777,000																										9,859,000	6,286,000	10,694,000					54,000				2,356,000	5,530,000	4,644,000	170,000	756,000	5,996,000	5,370,000	1,197,000	766,000
Cancellation of restricted units (in shares)						(98,000)																										(1,389,000)	(1,813,000)	(272,000)			(376,000)	(700,000)	(113,000)	(370,000)	(420,000)	(100,000)	(275,000)	(513,000)	(49,000)	(120,000)	(180,000)	(10,000)	(18,000)	(140,000)	(90,000)
Balance (in shares)						128,296,000																										39,902,000	31,432,000	26,959,000			7,622,000	7,998,000	8,698,000	6,890,000	7,260,000	7,680,000	11,693,000	9,612,000	4,595,000	6,612,000	6,562,000	5,986,000	5,352,000	1,057,000	676,000